UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

DAVID A. HOLLANDER, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2006

Date of reporting period: JUNE 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2006

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (75.26%)
Bank Debt (49.00%) (1)
Diversified/Conglomerate Manufacturing (7.79%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 9%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $17,804,000)	$17,804,000	$17,870,765	4.18%
Vitesse Semiconductor Corp. 1st Lien Term Loan, LIBOR + 4% Cash +
5% PIK, due 6/7/10 (Acquired 6/7/06, Amortized Cost $15,430,267)	$15,430,267	15,430,267	3.61%
Total Diversified/Conglomerate Manufacturing		33,301,032

Electronics (8.69%)
Isola USA Corp. Senior Notes, Libor + 8%, due 4/21/10
(Acquired 4/21/06, Amortized Cost $37,091,988)	$37,091,988	37,091,988	8.69%

Personal Transportation (11.48%)
Delta Airlines, Inc. DIP Term Loan C, LIBOR + 7.5%, due 3/16/08
(Acquired 9/23/05, Amortized Cost $23,382,789)	$23,738,872	24,545,994	5.75%
(Acquired 10/07/05, Amortized Cost $2,922,849)	$2,967,359	3,068,249	0.72%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $12,811,262)	$12,930,147	12,662,452	2.96%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $6,609,332)	$6,659,408	6,555,336	1.53%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $2,229,723)	$2,246,617	2,211,507	0.52%
Total Personal Transportation		49,043,538

Printing/Publishing (3.25%)
Weekly Reader Corp. Tranche B Term Loan, LIBOR + 8.5% Cash + 1% PIK,
due 7/22/09 (Acquired 7/22/05, Amortized Cost $13,455,768)	$13,455,768	13,859,441	3.25%

Telecommunications (12.98%)
Enterasys Network Distribution Ltd. Sr. Sec. Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $2,700,297) - (Ireland)	$2,755,405	2,824,290	0.66%
Enterasys Networks, Inc. Sr. Sec. Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $11,839,763)	$12,081,390	12,383,425	2.90%
Gores Ent Holdings, Inc. Sr. Sec. Note, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $10,240,323)	$11,661,721	12,186,498	2.85%
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 2% PIK, due 9/14/09
(Acquired 9/20/04, Amortized Cost $12,297,406)	$12,424,322	12,983,416	3.04%
Wild Blue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 2.5% Cash + 7.5% PIK, due 4/9/07
(Acquired 6/6/06, Amortized Cost $14,931,331)	$26,165,752	15,079,698	3.53%
Total Telecommunications		55,457,327

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Utilities (4.81%)
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $2,337,531) (2)	$13,201,294	$2,019,988	0.47%
Mach Gen, LLC Bank Debt
(Acquired 8/17/05, 11/19/05, 12/14/05 and 12/19/05, Cost $16,574,255) (2)	$13,988,257	18,534,441	4.34%
Total Utilities		20,554,429

Corporate Debt Securities (26.26%)
Automobiles (4.43%)
Eagle Picher Holdings, Inc. Senior Notes, 9.75%, due 9/1/13 (2)	$11,627,000	9,301,600	2.18%
Miscellaneous Securities (4)	$15,657,000	9,595,955	2.25%
Total Automobiles		18,897,555

Containers, Packaging and Glass (12.32%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09 (2)	$14,938,000	15,815,608	3.70%
Pliant Corp. Notes, 13%, due 6/1/10 (2)	$1,308,000	582,060	0.14%
Pliant Corp. Senior Subordinated Notes, 13%, due 6/1/10 (2)	$1,007,000	448,115	0.10%
Radnor Holdings Senior Secured Tranche A Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 12/1/05, Amortized Cost $27,271,915) (3)	$27,478,000	27,890,170	6.54%
Radnor Holdings Senior Secured Tranche B Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 12/1/05, Amortized Cost $706,660) (3)	$712,000	722,680	0.17%
Radnor Holdings Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $6,811,237) (3)	$6,973,000	7,147,325	1.67%
Total Containers, Packaging and Glass		52,605,958

Leisure, Amusement, Motion Pictures and Entertainment (3.00%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07	$13,104,000	12,809,160	3.00%

Printing/Publishing (2.51%)
Phoenix Color Corp. Senior Subordinated Notes, 11%, due 2/1/09	$11,380,000	10,725,650	2.51%

Utilities (4.00%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11	$16,173,000	17,062,515	4.00%

Total Debt Securities (cost $302,576,724)		321,408,593

Equity and Equity Related Securities (10.17%)
Containers, Packaging and Glass (0.07%)
Radnor Holdings Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $7,009,533) (3)	7,719,768	308,791	0.07%
Radnor Holdings Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $629,408) (2), (3)	306	-	0.00%
Radnor Holdings Warrants for Common Stock
(Acquired 10/27/05, Cost $61,560) (2), (3)	31	-	0.00%
Total Containers, Packaging and Glass		308,791

Diversified/Conglomerate Manufacturing (4.47%)
Put Option for 174,629 Lawson Software Inc. Common Shares,
expires 7/31/06 (Acquired 6/12/06, Cost $0) (2), (3), (5)	1	-	0.00%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity and Equity Related Securities (continued)
Lawson Software Inc. Common Stock (2)	2,849,256	$19,090,015	4.47%
Total Diversified/Conglomerate Manufacturing		19,090,015

Electronics (0.28%)
TPG Hattrick Holdco, LLC Common Units
(Acquired 4/21/06, Cost $1,186,944) (2), (3)	969,092	1,182,292	0.28%

Leisure, Amusement, Motion Pictures and Entertainment (0.21%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
(Acquired 8/24/05, Amortized Cost $393,521) (2), (3), (6)	179,199	911,227	0.21%

Retailers (2.72%)
Miscellaneous Securities (4)	793,143	11,619,545	2.72%

Telecommunications (2.42%)
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock
(Acquired 3/1/06, Amortized Cost $9,109,792) (2), (3)	9,109.792	9,471,553	2.22%
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock
(Acquired 3/1/06, Amortized Cost $1,188,164) (2), (3)	1,843.827	866,469	0.20%
Total Telecommunications		10,338,022

Utilities (0%)
Mach Gen, LLC Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05 Amortized Cost $0) (2), (3), (7)	1,035	-	0.00%
Mach Gen, LLC Preferred Units
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05 Amortized Cost $0) (2), (3), (7)	4,065	-	0.00%
Total Utilities		-

Total Equity Securities (cost $38,816,514)		43,449,892

Cash and Cash Equivalents (14.57%)
Bear Stearns Commercial Paper, 5.25%, due 7/6/06	$9,500,000	9,487,531	2.22%
Citigroup Funding Commercial Paper, 4.97%, due 7/3/06	$17,500,000	17,486,542	4.10%
GECC Commercial Paper, 5.00%, due 7/3/06	$15,000,000	14,991,667	3.51%
Toyota Motor Credit Corp. Commercial Paper, 5.15%, due 7/3/06	$6,000,000	5,997,425	1.40%
Toyota Motor Credit Corp. Commercial Paper, 5.02%, due 7/5/06	$9,000,000	8,962,350	2.10%
Wells Fargo Bank Overnight Repo	$3,276,767	3,276,767	0.77%
Cash Held on Account at Various Institutions	$2,011,841	2,011,841	0.47%
Total Cash and Cash Equivalents (8)		62,214,123

Total Cash and Investments in Securities		$427,072,608	100.00%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2006

Notes to Statement of Investments

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(5)	Acquired in connection with an open call option written by the Company, as discussed in the Statement of Open Option Contracts Written.

(6)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3. On the date of acquisition, the Company owned $13,104,000 par of unrestricted Bally Total Fitness Holdings, Inc. 9.875% Senior Subordinated Notes, due 10/15/07,  with a carrying value of $11,531,520.

(7)	The Mach Gen common and preferred units are nondetachable from the Mach Gen bank debt listed above, and therefore may be considered to be subject to the same contractual restrictions.

(8)	Cash and cash equivalents includes $11,479,165 segregated for certain unfunded commitments.

Aggregate purchases and aggregate sales of securities, other than cash and cash equivalents, totaled $248,345,168 and $66,031,082, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $341,393,238. Net unrealized appreciation aggregated $23,435,225, of which $32,137,975 related to appreciated investment securities and $8,702,750 related to depreciated investment securities.

The total value of restricted securities as of June 30, 2006 was $257,808,262, or 60.37% of total cash and investments of the Company.

At September 30, 2005, the Company held (i) $7,958,628 par Intentia International (“Intentia”) Secured Notes, LIBOR + 9%, due 9/14/09, valued at $8,515,732, (ii) 691,087 Intentia Series A common shares, valued at $2,258,668, and (iii) 5,531,086 Intentia Series B common shares, valued at $16,140,190. During the nine months ended June 30, 2006, such securities were disposed of in connection with the combination of Intentia and Lawson Software, Inc. Prior to the combination, Intentia was considered an affiliate of the Company under the Investment Company Act of 1940, due to the ownership by the Company of 5% or more of Intentia’s voting securities. The Company earned $1,049,427 in interest income during the period from its investment in the Intentia Notes due 9/14/09.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Open Option Contracts Written (unaudited)

June 30, 2006

	Number of	Exercise	Expiration
Security	Shares	Price	Date	Value

Diversified/Conglomerate Manufacturing
Call Option for Lawson Software Inc. Common Shares (1)	174,629	$6.53(2)	7/31/2006	$(30,022)

Total Open Option Contracts Written				$(30,022)

Notes to Statement of Open Option Contracts Written:

(1) Exercise subject to conditions.

(2) Strike price at June 30, 2006. Strike price increases at a rate of 15% per year.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
------------------------------------------
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2006

By: /s/ Peyman S. Ardestani
------------------------------------------
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: August 29, 2006